Trading Liabilities - Schedule of Trading Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	£ 31,109	£ 15,560
Securities Sold Under Repurchase Agreements [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	25,504	8,798
Short Positions in Securities and Unsettled Trades [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	3,694	2,801
Cash Collateral [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	£ 1,911	3,535
Short-term Deposits [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities		£ 426